EARNINGS PER SHARE (Schedules of Computation of Diluted Net Earnings/(Loss) Per (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,460,000	3,491,575	16,585,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	10,500,000
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,460,000	3,491,575	6,085,000